Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Summary of Detailed Information of Operating Income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	06/30/2020	06/30/2021
	(6 months)	(6 months)
Research Tax Credit	1,674	2,132
Subsidies	15	41
Revenues from licenses or other contracts	160	97
Total	1,849	2,270

Summary of Operating Expense by Nature	Research and development expenses

For the six months ended June 30, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	62	2,699	2,761
Rental and maintenance	53	597	650
Services, subcontracting and fees	457	14,713	15,170
Personnel expenses	1,356	6,787	8,143
Depreciation, amortization & provision	106	1,991	2,097
Other	8	17	25
Total	2,042	26,804	28,846

For the six months ended June 30, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	82	2,114	2,196
Rental and maintenance	77	675	752
Services, subcontracting and fees	312	9,581	9,893
Personnel expenses	1,045	7,134	8,179
Depreciation, amortization & provision	177	1,983	2,160
Other	—	29	29
Total	1,693	21,516	23,209
General and administrative expenses

(amounts in thousands of euros)	06/30/2020	06/30/2021
	(6 months)	(6 months)
Consumables	89	94
Rental and maintenance	483	578
Services, subcontracting and fees	3,433	3,292
Personnel expenses	3,635	3,307
Depreciation and amortization	341	333
Other	391	423
Total	8,372	8,027

Summary of Personal Expenses	Research and development expenses

For the six months ended June 30, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	962	5,033	5,995
Share-based payments (employees and executives)	(38)	185	147
Social security expenses	432	1,569	2,001
Total personnel expenses	1,356	6,787	8,143

For the six months ended June 30, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	700	5,256	5,956
Share-based payments (employees and executives)	55	295	350
Social security expenses	290	1,583	1,873
Total personnel expenses	1,045	7,134	8,179
General and administrative expenses

(amounts in thousands of euros)	06/30/2020	06/30/2021
	(6 months)	(6 months)
Wages and salaries	2,482	2,140
Share-based payments (employees and executive management)	179	311
Social security expenses	974	856
Total personnel expenses	3,635	3,307

Summary of Assumptions Used to Determine Fair Value of Plans Granted
The main assumptions used to determine the fair value of the plans granted during the first half of 2021 are:

Grant in June 2021
Number of options	57,000 SO2020
Exercise price	€4.78
Price of the underlying share	€4.37
Expected dividends	0.00%
Volatility (1)	44.30%
Expected term	6 years
6.5 years
Fair value of the plan (in thousands of euros)	96
(1)based on the historical volatility observed on the ERYP index on Euronext

Summary of Assumptions Used Determine Fair Value of Free Shares Plans Granted	The main assumptions used to determine the fair value of the plans granted during the first half of 2021 are:

Grant in June 2021
Number of shares	50,831 AGA2020
Price of the underlying share	€4.37
Expected dividends	0.00%
Volatility (1)	44.79%
Repo margin	5.00%
Maturity	5 years
Performance criteria	(2)
ERYP	€4.78
Performance multiple ("PM")	2
Fair value of the plan (in thousands of euros)	121
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi is equal to the maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%
•If TRi <=0% no shares granted are acquired
•If Tri>100% all the shares granted are acquired
•If 0%<TRi<100% shares granted are acquired following the TRi percentage
Breakdown of Expenses of Plans per Financial Year
Breakdown of expenses

Plan name	Amount in P&L in euros thousands as of June 30, 2020	of which employees	of which executives	of which directors
AGA	167	120	47	—
BSA	29	—	—	29
SO	188	46	142	—
Total	384	166	189	29

Plan name	Amount in P&L in euros thousands as of June 30, 2021	of which employees	of which executives	of which directors
AGA	308	161	146	—
BSA	1	—	—	1
SO	398	107	290	—
Total	707	268	436	1

Summary of Financial income (loss)

(amounts in thousands of euros)	06/30/2020	06/30/2021
	(6 months)	(6 months)
Income from short term deposits	3	11
Change in fair value of derivative liabilities (1)	—	750
Other financial income	669	2,046
Financial income	672	2,807
Amortized cost of convertible notes (1)	—	(919)
Financial expenses on lease liability	(178)	(156)
Interest expense related to borrowings	(54)	(158)
Other financial expenses	(33)	(558)
Financial expenses	(265)	(1,791)
Financial income (loss)	407	1,016
(1)Refer to note 4.6.1

Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share

	06/30/2020	06/30/2021
	(6 months)	(6 months)
Net loss (in thousands of euros)	(34,962)	(27,952)
Weighted number of shares for the period (1)	17,942,117	22,842,857
Basic loss per share (€/share)	(1.95)	(1.22)
Diluted loss per share (€/share)	(1.95)	(1.22)
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).